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   As filed with the Securities and Exchange Commission on September 25, 2007

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N - CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-04815

                               Ultra Series Funds
                             5910 Mineral Point Road
                                Madison, WI 53705
                                 (608) 238-5851
             (Registrant's Exact Name, Address and Telephone Number)

                              Pamela M. Krill, Esq.
                            Associate General Counsel
                                CUNA Mutual Group
                             5910 Mineral Point Road
                                Madison, WI 53705
                     (Name and Address of Agent for Service)

                                    Copy to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                          Washington, D. C. 20004-2415

                                   ----------

Date of Fiscal Year End: December 31, 2006

Date of Reporting Period: December 31, 2006

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EXPLANATORY NOTE

The Registrant is refiling the following portions of its Form N-CSR for the reporting period ended December 31, 2006 (the "Report"):

     1.   Exhibit 12(a) - Code of Ethics

     2. Exhibit 12(b) - Certification of the President and Treasurer of the Registrant.

The remainder of this report is hereby incorporated by reference to the Report filed with the Securities and Exchange Commission on February 27, 2007 (File No. 811-04815).

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ULTRA SERIES FUND


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President

DATE: 2/20/07

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


BY: /s/ David P. Marks
    ---------------------------------
    David P. Marks
    President, Ultra Series Fund

DATE: 2/20/07


BY: /s/ Mary E. Hoffmann
    ---------------------------------
    Mary E. Hoffmann
    Treasurer, Ultra Series Fund

DATE: 2/20/07

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                                  EXHIBIT INDEX

Exhibit 12 (a) - Code of Ethics

Exhibit 12(b)(i) - Certification of David P. Marks, President, Ultra Series Fund

Exhibit 12(b)(ii) - Certification of Mary E. Hoffmann, Treasurer, Ultra Series Fund